Other assets	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets

5	Other assets

	As of June 30,
	2026	2025
	US $	US$
Deposits	1,537,500	66,014
Prepayments	111,570	105,367
Other receivables	1,045,834	205,910
Other current assets	2,694,904	377,291

Deposits - PP Grid Sdn. Bhd. (“PPG”)

Deposits as of June 30, 2026, include a US$ 1,500,000 refundable deposit in connection with the proposed acquisition of PP Grid Sdn. Bhd. (“PPG”), a company involved in the development of AI-optimized data center assets located in Sarawak, Malaysia. Under the Sale and Purchase Agreement dated Mar 16, 2026, based on the Memorandum of Understanding dated November 19, 2025, the deposit converts into the full purchase consideration upon completion, subject to conditions precedent including the vendor, Dato’ Ling Tiung Leng (the “Vendor”), procuring at least 96.5% of IRIX Properties Sdn. Bhd. (holder of the 25MW data center land title), regulatory approvals, due diligence, and creditor settlements. If conditions are not satisfied or waived, where permitted by the 12-month Long Stop Date of March 16, 2027, or as otherwise agreed in writing, the agreement lapses and the Vendor must refund the US$1,500,000 deposit in full. Because completion and these conditions precedent remain pending as of June 30, 2026, the amount is classified as a refundable purchase deposit rather than business combination consideration. Under a supplemental agreement dated April 22, 2026, additional consideration of up to US$3,000,000, determined by independent valuation, is payable for an additional 35MW of data center capacity. Payment is conditional on effective transfer into PPG and the Company’s written acknowledgement.

Other receivables – PT Indopasifik Teknologi Medika Indonesia (“ITMI”)

Other receivables as of June 30, 2026, include US$ 842,868 in operational advances extended to an unrelated company PT Indopasifik Teknologi Medika Indonesia (“ITMI”), a subsidiary of Indopacific Health Technology Pte. Ltd. (“IHT”). The advance is utilized primarily to fund working capital requirements for the Lifepack business operations. Such balance is interest free, unsecured, and due on demand.